PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment	$ 117	$ 117	$ 117
Less: Accumulated depreciation	(33)	(27)	(4)
Property and equipment, net	84	90	113
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 117	$ 117	$ 117